SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Number of warrants outstanding, beginning balance	910,189	652,857	652,857
Weighted average exercise price, beginning balance	2.52	2.38	2.38
Number of warrants exercisable, beginning balance	910,189	652,857	652,857
Number of warrants outstanding, issued		257,332
Weighted average exercise price, issued		2.87
Number of warrants exercisable, issued		257,332
Number of warrants outstanding, ending balance		910,189	652,857
Weighted average exercise price, ending balance		2.52	2.38
Number of warrants exercisable, ending balance		910,189	652,857
Warrants outstanding	227,549
Weighted average exercise price	$ 10.08
Weighted average grant date fair value	$ 4.76
Weighted average remaining contractual term (years)	1 year 3 months 7 days	11 months 19 days
Aggregate intrinsic value	$ 598,996
Warrants outstanding, Granted	7,692
Weighted average exercise price, granted	$ 11.00
Weighted average grant date fair value, granted	$ 8.55
Weighted average remaining contractual term (years), granted	3 years 5 months 12 days
Aggregate intrinsic value, granted
Warrants outstanding, Exercised	(120,820)
Weighted average exercise price, exercised	$ 9.52
Weighted average grant date fair value, exercised	$ 3.87
Warrants outstanding, Cancelled/Expired	(6,680)
Weighted average exercise price, Cancelled/Expired	$ 9.52
Weighted average grant date fair value, Cancelled/Expired	$ 3.90
Warrants outstanding	107,741	227,549
Weighted average exercise price	$ 10.80	$ 10.08
Weighted average grant date fair value	$ 6.09	$ 4.76
Aggregate intrinsic value		$ 598,996